Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Issued and Outstanding
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding, beginning, Shares Available for Grant	215,043	1,350,582
Shares reserved for issuance, Shares Available for Grant	1,457,789	1,122,213
Options granted, Shares Available for Grant		(1,896,527)
Options cancelled, Shares Available for Grant	260,365	449,375
Outstanding, ending, Shares Available for Grant	2,007,250	215,043	1,350,582
Outstanding, beginning, Number of Options	2,562,800	1,122,677
Options granted, Number of Options		1,896,527
Options exercised, Number of Options	0	(7,029)
Options cancelled, Number of Options	(260,365)	(449,375)
Outstanding, ending, Number of Options	2,302,435	2,562,800	1,122,677
Exercisable, Number of Options	577,853	461,150
Vested and expected to vest, Number of Options	2,302,435	2,562,800
Outstanding, beginning, Weighted-Average Exercise Price per Option	$ 7.85	$ 11.63
Options granted, Weighted-Average Exercise Price per Option		6.28
Options exercised, Weighted-Average Exercise Price per Option		0.79
Options cancelled, Weighted-Average Exercise Price per Option	8.57	10.77
Outstanding, ending, Weighted-Average Exercise Price per Option	7.76	7.85	$ 11.63
Exercisable, Weighted-Average Exercise Price per Option	10.75	11.40
Vested and expected to vest, Weighted-Average Exercise Price per Option	$ 7.76	$ 7.85
Outstanding, Weighted-Average Remaining Contract Term	8 years 6 months 18 days	8 years 10 months 2 days	9 years 2 months 19 days
Exercisable, Weighted-Average Remaining Contract Term	7 years 1 month 2 days	7 years 21 days
Vested and expected to vest, Weighted-Average Remaining Contract Term	8 years 6 months 18 days	8 years 10 months 2 days
Outstanding, ending, Aggregate Intrinsic Value	$ 21	$ 200
Exercisable, Aggregate Intrinsic Value	12	37
Vested and expected to vest, Aggregate Intrinsic Value	$ 21	$ 200
Options Issued and Outstanding | Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding, beginning, Shares Available for Grant	212,308
Outstanding, ending, Shares Available for Grant		212,308
Restricted stock units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Other than options granted, Shares Available for Grant		(813,335)
Other than options cancelled, Shares Available for Grant	74,053